Class P Prospectus | PACE® Large Co Value Equity Investments
PACE® Large Co Value Equity Investments

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated March 31, 2014, as supplemented

Effective on or about June 24, 2014, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Fees and expenses of the fund" on page 32 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class P Prospectus PACE® Large Co Value Equity Investments Class P
Management fees	0.65%
Distribution and/or service (12b-1) fees	none
Other expenses	0.50%
Miscellaneous expenses (includes administration fee of 0.10%)	0.26%
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.24%
Total annual fund operating expenses	1.15%

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-captioned "Example" on page 32 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Class P Prospectus PACE® Large Co Value Equity Investments Class P	367	1,117	1,888	3,906

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 34 of the Multi-Class Prospectus and page 33 of the Class P Prospectus is revised by replacing the fourth and fifth paragraphs of that section with the following:

Each of Robeco and Los Angeles Capital employ a "long/short" or "130/30" equity strategy. Robeco and Los Angeles Capital buy securities "long" that they believe will outperform the market or decrease portfolio risk, and sell securities "short" that they believe will underperform the market. When Robeco or Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Robeco or Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".)

Robeco, with respect to its long positions, invests primarily in a diversified portfolio of common stocks of issuers identified as having attractive value characteristics with strong fundamentals. Robeco, with respect to its short positions, invests in common stocks of issuers identified as having unattractive value characteristics, weak business fundamentals or negative business momentum. In selecting stocks, Robeco begins with a quantitative analysis that ranks the investment universe based on valuation, momentum and other fundamental factors. Then, Robeco applies fundamental analysis to those securities, considering factors such as price-to-book value and price-to-earnings ratios; return on invested capital; and business momentum, as evidenced by improving or declining trends, rising or declining earnings and/or a catalyst for a positive or negative business outlook. This process results in recommendations and price targets for the selected securities. Robeco constructs the portfolio based on these recommendations and applies certain risk controls, such as diversification among industries and sectors. Robeco establishes a sell or short sell discipline for each security in the portfolio based on its target price, and may also sell or short sell a security if business fundamentals weaken or if an expected catalyst fails to materialize. Robeco seeks to outperform the fund's benchmark in falling markets and to keep pace with the benchmark in rising markets, while protecting capital.

Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.